Description of business and organization - Reorganization and VIE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended			12 Months Ended
	Mar. 05, 2020 CNY (¥) item	Apr. 30, 2022 item	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Nov. 12, 2019 USD ($) $ / shares shares
Description of business and organization
Authorized capital amount | $													$ 50
Authorized capital | shares													10,000,000,000
Par value of Authorized shares | $ / shares													$ 0.000005
Number of equity method investments transferred | item		3
Number of investment and consulting companies | item		2
Current assets
Cash			¥ 850,373			¥ 860,472		¥ 966,128		$ 117,272	$ 118,665
Restricted cash			74,975			40,957		23,004		10,340	5,648
Accounts receivable - third parties, net			288,233			418,222		184,546		39,749	57,675
Accounts receivable - related parties, net			804,267			835,320		768,747
Notes receivable			77,975			179,143		137,710		10,753	24,705
Inventories			186,226			182,572		223,319		25,682	25,178
Amounts due from related parties			140,225			911,729		41,298		19,338	125,733
Prepayments and other current assets			678,089			424,918		247,411		93,513	58,598	¥ 240,647
Total current assets			3,100,363			3,853,333		2,592,163		427,560	531,398
Non-current assets
Long-term investments			363,631			353,855		1,152,677		50,147	48,799
Property and equipment, net			130,416			139,607		109,785		17,985	19,253
Intangible assets, net			38,839			44,861		31,122		5,356	6,187
Other non-current assets - third parties			28,635			26,029		19,904		3,949	3,589
Other non-current assets - related parties			218,899			213,695		1,929		30,188	29,470
Total non-current assets			901,725			877,699		1,315,417		124,354	121,041
Total assets			4,002,088			4,731,032		3,907,580		551,914	652,439
Current liabilities
Short-term borrowings			870,000			870,000		932,000		119,978	119,978
Accounts payable - third parties			1,138,043			1,445,193		649,967		156,943	199,301
Accounts payable - related parties			101,098			241,773		111,531		13,942	33,342
Notes payable			116,442			168,405				16,058
Amounts due to related parties			341,202			42,843		106,825		47,054	5,908
Current liabilities - third parties			6,073			4,706		2,685		838	649
Contract liabilities - related parties			386,344			316,667		363,285		53,279	43,670
Accrued expenses and other current liabilities			511,748			785,134		461,264		70,574	108,275
Total current liabilities			3,522,606			3,927,441		2,754,861		485,789	541,617
Non-current liabilities
Contract liabilities - third parties			12			70		317		2	10
Non-current liabilities - related parties			203,976			282,080		472,749		28,130	38,901
Other non-current liabilities			34,957			30,716		16,292		4,821	4,236
Total non-current liabilities			824,043			838,047		489,358		113,642	115,574
Total liabilities			4,346,649			4,765,488		3,244,219		599,431	657,191
Restricted cash pledged for notes payable			29,607			40,957		23,004
Notes receivable pledged for notes payable			26,126		¥ 25,034	25,034		110,550
Consolidated revenues, net loss and cash flow information
Revenues			1,717,437		1,313,992	3,561,994	$ 491,222	2,779,063	¥ 2,241,063
Net loss			(380,586)	$ (52,487)	(581,481)	(1,564,164)	(215,706)	(1,173,955)	(439,659)
Net cash used in operating activities			962,893	132,789	337,722	461,337	63,620	907,283	368,046
Net cash (used in)/provided by investing activities			740,559	102,127	(192,720)	(313,039)	(43,171)	(1,198,234)	(91,112)
Net cash provided by financing activities			231,972	31,991	265,356	657,767	90,711	2,122,792	1,138,126
Net increase in cash and restricted cash			23,919	3,299	(260,719)	(87,703)	(12,095)	(14,744)	668,945
Cash and restricted cash at the beginning of the period			901,429	124,313	989,132	989,132	136,408	1,003,876	334,931
Cash and restricted cash at the end of the period			925,348	$ 127,612	728,413	901,429	$ 124,313	989,132	1,003,876
Paid-in-capital			¥ 5,971,886			¥ 5,919,660				$ 823,561	$ 816,358
VIE's
Description of business and organization
Percentage of ownership interest in VIE						100.00%	100.00%
Consideration for purchase of equity interest in VIE						¥ 0		0
Working Capital	¥ 20,000
Number of equity method investments spun off | item	3
Current assets
Cash								642,293
Restricted cash						0		23,004
Accounts receivable - third parties, net								184,546
Accounts receivable - related parties, net								813,364
Notes receivable								137,710
Inventories								223,319
Amounts due from related parties								42,604
Prepayments and other current assets								182,589
Total current assets								2,249,429
Non-current assets
Long-term investments								441,586
Property and equipment, net								94,387
Intangible assets, net								31,026
Other non-current assets - third parties								19,904
Other non-current assets - related parties								1,929
Total non-current assets								588,832
Total assets								2,838,261
Current liabilities
Short-term borrowings						0		932,000
Accounts payable - third parties						0		622,867
Accounts payable - related parties								159,528
Notes payable								127,304
Amounts due to related parties								2,452,787
Current liabilities - third parties						0		2,685
Contract liabilities - related parties						0		363,285
Accrued expenses and other current liabilities						0		442,588
Total current liabilities								5,103,044
Non-current liabilities
Contract liabilities - third parties						0		317
Non-current liabilities - related parties						0		472,749
Other non-current liabilities						0		16,292
Total non-current liabilities								489,358
Total liabilities								5,592,402
Restricted cash pledged for notes payable								23,004
Amount of intercompany accounts receivable								57,039
Amount of intercompany accounts payable								59,622
Notes receivable pledged for notes payable								110,550
Amount of intercompany due from related parties								1,326
Amount of intercompany due to related parties								2,143,777
Consolidated revenues, net loss and cash flow information
Revenues						936,520		2,755,780	2,241,536
Net loss						2,793,301		(1,106,865)	(495,741)
Net cash used in operating activities						224,031		(817,989)	(312,311)
Net cash (used in)/provided by investing activities						165,672		(436,280)	(91,112)
Net cash provided by financing activities						(1,055,000)		1,047,854	940,204
Net increase in cash and restricted cash						(665,297)		(206,415)	536,781
Cash and restricted cash at the beginning of the period					¥ 665,297	665,297		871,712	334,931
Cash and restricted cash at the end of the period								665,297	871,712
Amount of intercompany revenue						265,452		26,290	31,394
Amount of net cash used in operating activities from intercompany transactions						228,428		33,405	75,361
Amount of net cash provided by financing activities from intercompany transactions						157,000		2,067,268	0
Amount of intercompany net income (loss)						¥ 2,981,707		(44,361)	¥ 21,950
Paid-in-capital								¥ 10,000
Mr. Shufu Li
Description of business and organization
Par value of Authorized shares | ¥ / shares						¥ 1.00